Tax	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Tax

8. Tax

The effective tax rate for the three months ended March 31, 2014 was 30.4%, compared to 30.9 % for the same period in 2013. Compared to the U.S. statutory rate, the effective tax rate was positively impacted in the periods by the effect of lower tax rates on income earned in foreign jurisdictions which are permanently reinvested, foreign exchange gains and losses for tax reporting in Norway, and the deduction in the U.S. for manufacturing activities.

The difference between the effective tax rate reflected in the provision for income taxes and the U.S. federal statutory rate of 35% was as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Federal income tax at U.S. federal statutory rate	$276	$233
Foreign income tax rate differential	(47)	(57)
State income tax, net of federal benefit	6	8
Nondeductible expenses	11	8
Tax benefit of manufacturing deduction	(7)	(8)
Foreign dividends, net of foreign tax credits	9	4
Tax impact of foreign exchange	(8)	18
Other	(1)	(1)

Provision for income taxes	$239	$205

The balance of unrecognized tax benefits at March 31, 2014 was $127 million, $54 million of which if ultimately realized, would be recorded as an income tax benefit. The Company recognized no material changes in the balance of unrecognized tax benefits for the three months ended March 31, 2014.

The Company does not anticipate that its total unrecognized tax benefits will significantly change due to the settlement of audits or the expiration of statutes of limitation within 12 months of this reporting date.

The Company is subject to taxation in the U.S., various states and foreign jurisdictions. The Company has significant operations in the United States, Canada, the United Kingdom, the Netherlands and Norway. Tax years that remain subject to examination by major tax jurisdiction vary by legal entity, but are generally open in the U.S. for tax years after 2007 and outside the U.S. for tax years after 2005.

To the extent penalties and interest would be assessed on any underpayment of income tax, such accrued amounts have been classified as a component of income tax expense in the financial statements.